1933 Act Registration No. 888-____
1940 Act Registration No. 333-_____
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SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
Pre-Effective Amendment No.                                   [ ]
Post-Effective Amendment No.                                  [ ]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                            [X]
Amendment No.                                                 [ ]


                               AMIDEX FUNDS, INC.
               (Exact name of registrant as specified in Charter)

                                 1432 Catlin Way
                                Dresher, PA 19015
              (Address of Principle Executive Offices and Zip Code)

                                  215-628-4206
               (Registrant's Telephone Number including Area Code)

                                Terence P. Smith
                              The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

The securities being registered by this Registration Statement will be offered to the public as soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                         THE AMIDEX 35 INDEX MUTUAL FUND

                              CROSS-REFERENCE SHEET
                            (As required by Rule 495)


ITEM NO. ON FORM N-1A                       CAPTION OR SUBHEADING IN PROSPECTUS
---------------------                       -----------------------------------
                                            OR STATEMENT OF ADDITIONAL INFORMATION
                                            --------------------------------------

PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------
1.  Front and Back Cover Pages.             Cover Page; Back Cover Page

2.  Risk/Return Summary: Investments,
    Risks, and Performance.                 Summary of the Fund; Fees and Expenses

3.  Risk/Return Summary/ Fee Table.         Fees and Expenses

4.  Investment Objectives, Principal        Summary of the Fund; Investment Objectives
    Investment Strategies, and Related      and Policies, Primary Investments of the Fund;
    Risks                                   Risk Factors; The Amidex 35 Index

5.  Management's Discussion of              Not Applicable
    Fund Performance

6.  Management, Organization and            Management of the Fund; Investment Adviser;
    Capital Structure                       General Information

7.  Shareholder Information                 Purchasing Shares; Redeeming Shares;
                                            Federal Taxes; General Information;
                                            Investment Rationale

8.  Distribution Arrangements               Redeeming Shares; Distribution Plan


9.  Financial Highlights Information        Not Applicable

PART B. STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------

10. Cover Page and Table of Contents        Cover Page;  Table of Contents

11. Fund History                            Not covered in Statement of Additional
                                            Information (covered under Item 6 of
                                            Part A)

12. Description of the Fund and its         Investment Policies and Restrictions
    Investments and Risks

13. Management of the Fund.                 Investment Adviser; Directors and
                                            Officers

14. Control Persons and Principal           Directors and Officers; Investment Adviser
    Holders of Securities.

15. Investment Advisory and other           Investment Adviser; Fund Service Providers
    Services.

16. Brokerage Allocation and Other          Portfolio Transactions
    Practices

17. Capital Stock and Other                 Capital Stock
    Securities.

18. Purchase, Redemption and Pricing        Determination of Net Asset Value
    of Securities Being Offered             Purchasing and Redeeming Shares

19. Taxation of the Fund.                   Tax Information

20. Underwriters                            Fund Service Providers
    and Transfer Agents

21. Calculations of Performance Data.       Performance Information

22. Financial Statements                    Not Applicable.

PART C

Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.
--------------------------------------------------------------------------------

                                     PART A

                                   PROSPECTUS

                             Dated February 8, 1999

                             (SUBJECT TO COMPLETION)

                         THE AMIDEX 35 INDEX MUTUAL FUND

                             26 Broadway, Suite 741
                            New York, New York 10004

                                 1432 Catlin Way
                                Dresher, PA 19015
                                  215-628-4237

                              Amot Mishpat Building
                               8 King Shaul Blvd.
                             Tel Aviv, Israel 64733
                                 972-3-691-3042

Amidex Funds, Inc. (the "Company") is an open-end investment management company currently consisting of one portfolio, The Amidex 35 Index Mutual Fund (the "Fund"). The primary investment objective of the Fund is growth of capital. The Fund attempts to achieve its investment objective by investing in the common stock of the companies comprising the Amidex 35 Index(TM) (the `Index"), a new index of the 35 largest market capitalization Israeli or Israel-related companies.

The minimum investment in the Fund is $10,000 for regular accounts and $2,500 for retirement accounts and custodial accounts for minors. The minimum subsequent investment is $1000 for regular accounts and $250 for retirement accounts and custodial accounts for minors.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD, AND OFFERS TO BUY MAY NOT BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE IN ANY STATE OR JURISDICTION.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Summary of the Fund.
Fees And Expenses.
Investment Objectives And Policies.
Investment Rationale.
The Amidex 35 Index(TM).
Risk Factors.
Purchasing Shares.
Redeeming Shares.
Tax Considerations.
Management of the Fund.
Investment Adviser.
Plan of Distribution.
General Information.

                               SUMMARY OF THE FUND

The Fund's investment objective is growth of capital. The Fund seeks to obtain capital growth by investing in the common stock of companies listed on the Amidex 35 Index(TM) (the "Index"), in approximately the same percentages as each company represents in the Index. The Index is a new index of the thirty-five largest market capitalization Israeli, or Israel-related companies. Index company stocks trade in Israel, on the Tel Aviv Stock Exchange ("TASE") or on the major United States exchanges and NASDAQ, or both. The companies in the Index are both large capitalization companies and smaller capitalization companies that have already experienced, or have the potential to experience, above-average capital growth. As a result, investing in the Index companies should help the Fund to achieve its investment objective of capital growth.

The Fund will invest in foreign securities. Brokerage, custodial and other expenses are higher for overseas transactions, and may be charged on a "per transaction" basis, not a "size of transaction" basis. This means that the Fund may incur the same fee for each transaction, regardless of the size of the transaction. In order to minimize these expenses, the Fund will normally invest in foreign securities in amounts not less than $500,000 (the minimum investment amount).

If the Fund holds assets in cash until it accumulates the minimum investment amount, the performance of the Fund could vary, perhaps significantly, from the performance of the Index. This would be a violation of the Fund's investment policy. In order to avoid such a situation, when you send money to the Fund, your initial investment may be temporarily placed in The Declaration Money Market Fund ("Money Market Fund") instead of the Amidex Index Mutual Fund until the Fund accumulates its minimum investment amount. The Money Market Fund is a mutual fund that invests only in short-term U.S. Government Securities and attempts to maintain a stable net asset value of $1.00 per share. The Money Market Fund is only available to mutual funds which are clients of Declaration Service Company, the Fund's Transfer Agent. Your money will never be invested in the Money Market Fund longer than thirty days. You will be informed at the time your investment is received whether your money is placed directly in the Fund or in the Money Market Fund, and when it is transferred to the Fund.

When the Fund accumulates its minimum investment amount or otherwise invests in the market, your investment, along with any interest earned, will be transferred from the Money Market Fund to the Fund, without any charge to you. A copy of The Declaration Money Market Fund Prospectus is attached to this Prospectus as Appendix 1. In the event that the Declaration Money Market Fund ceases to operate or, in the Adviser's opinion, ceases to be an appropriate investment vehicle, the Board of Directors of the Amidex-35 Index Mutual Fund will choose another money market fund. You will be informed of any such change.

The principal risks of investing in the Fund are:

(1) You may lose money by investing in the Fund. Your risk of loss is greater if you only hold your shares for a short period of time. The Fund is a non-diversified Fund. It primarily invests in 35 Israeli and Israel-related companies. Investing in this manner is riskier than investing in a broader variety of securities.

(2) Because the Fund invests in securities of Israeli issuers, the Fund may be exposed to special risks and considerations. These include political, economic and military conditions affecting Israel, less publicly available information than in the U.S., potential difficulty in obtaining or enforcing a court judgement, and unique characteristics of Israeli securities and markets. Any major hostilities involving Israel, or the interruption or curtailment of trade between Israel and its present trading partners could have a negative impact on the Fund.

(3) Shares and dividends of Israeli companies are often NIS (New Israeli Shekel) denominated. Changes in the relationship of the NIS to the dollar and other currencies could have a negative impact on the Fund.

(4) The government of Israel may change the way in which Israeli companies are taxed, or may impose taxes on foreign investment. Such actions could have an impact on the overall market for Israeli securities and on the Fund.

(5) Some of the companies in which the Fund invests may not have a vigorous secondary trading market. As a result, the Fund could experience difficulties in timely selling these securities, which could have a negative impact on the Fund.

(6) This is a new Fund without a prior operating history, and this is a new position for the Adviser to the Fund. The Fund's lack of performance history and management experience may pose additional risks.

                                FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses:
---------------------------------

Maximum Sales Charges Imposed on Purchases                             NONE
(as a percentage of offering price)
Maximum Deferred Sales Charges                                         NONE
(as a percentage of offering price)
Maximum Sales Charges Imposed
On Reinvested Dividends                                                NONE
(as a percentage of net asset value)
Redemption Fees                                                        NONE*
(as a percentage of amount redeemed)
Exchange Fees                                                          NONE
Maximum Account Fee                                                    NONE

*You will be charged a redemption fee equal to 2.00% of the NAV if you redeem your shares less than 365 calendar days after you buy them. If this fee is imposed, it would raise the expenses of your shares. This fee is imposed only to discourage short-term trading of Fund shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of such short-term trading activities. These fees are never used to pay for distribution or sales fees.

Annual Fund Operating Expenses:  (expenses that are deducted from Fund assets)
-------------------------------

This table sets out the regular operating expenses that are paid out of the Fund's average daily assets. These fees are used to pay for services such as the investment management of the Fund, maintaining shareholder records and furnishing shareholder statements. This is a new Fund without a prior operating history, so the following expense figures are estimates. Actual expenses may be more or less than those shown below.

Investment Advisory Fees                                      0.50%
Management Fees.                                              1.70%
12b-1 Fees.                                                   0.25%*
Other Fees (estimated)                                        0.05%
                                                              -----
Total Fund Operating Expenses.                                2.50%
                                                              =====

* You should be aware that long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers (NASD).

Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. As required by law, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

One Year    Three Years     Five Years     Ten Years
--------    -----------     ----------     ---------
$253.00       $779.00       $1,331.00      $2,836.00

You would pay the same expenses if you did not redeem your shares, since the Fund does not charge any redemption fees to shareholders who hold their shares for 365 days or longer. If you hold your shares for less than 365 days, a fee of 2.00% of the value of your Fund shares will be charged to you as an early redemption fee.

Because the Fund has no operating history, the expense figures are based on estimated amounts for the Fund's first fiscal year.

                              INVESTMENT RATIONALE

Israel's economy has grown significantly in the very recent past. Israel's traditional cultural and economic investment in technology, medicine, and research has been recently and significantly increased, due in part to a large influx of scientists and physicians from the former Soviet Union, and due to a huge influx in investments from abroad. Major U.S. and other companies are forming partnerships and other business ventures with Israeli companies at a remarkable rate. Investment capital has been pouring in to support Israel's research and development in the computer hardware and software industries, in pharmaceutical and bio-technology companies, and in Internet and telecommunications products and services. Israel attracts more American venture capital than any other nation except the U.S. Israel is second only to the United States in new "high tech" start up companies. Direct foreign investments in Israel grew to more than $3 billion in 1997, up from virtually none in 1990.

Israel's economy has surged ahead of many European nations. Israel's per capita gross domestic product is now almost equal to Britain's, in large part due to technology exports, which now account for about 1/2 of all Israel's exports. Exports from Israel doubled between 1992 and 1997. Israeli companies, especially high tech companies, are globally diversified in their revenue streams, and over 70% of Israel's GDP is derived from foreign exports. Israel is one of the few nations in the world with free trade agreements with the U.S., EU, EFTA, Canada, Czech and Slovak Republics, Hungary, Poland, Turkey, and Jordan. Israel has improved its country credit rating to "A- stable" (S&P) and "A3 solid" (Moody's). Rapid and ongoing privatization of formerly state run financial, communications, utility and defense concerns has added to the breadth and strength of Israel's publicly traded companies.

Of course, Israel is not only rich in research, technology and intellectual investment, it is the only democratic nation in the Middle East. The influx of venture capital, the infusion of human resources (Israel's population nearly doubled in the last 15 years), and the conversion of the economic focus from military to commercial (defense spending dropped from about 30% of GNP in 1973 to less than 10% in 1997), have led many to believe that Israel is the next "Silicon Valley."

Perhaps Israel's greatest resource is its work force. Over 28% of the Israeli work force has earned a university degree. Israel has the highest concentration of scientists and technicians of any country in the world. Israel boasts the world's greatest per capita number of engineers and doctors (135 per 10,000 workers). Israel has a higher literacy rate than the U. S. and is second only to Denmark in per capita spending on education.

There has been a dramatic increase in the number of Israeli companies trading on U.S. Exchanges, particularly the NASDAQ. In 1996, 17% of all new non-U.S. companies to join the NASDAQ were Israeli, more than any other nation. Israel is third, behind only the U.S. and Canada, in the number of companies traded on Wall Street.
 In Israel, the Tel Aviv Stock Exchange has emerged in the global market, with a higher overall capitalization than the Korean stock exchange and more listed securities than the Zurich exchange.

These dramatic developments in Israel present a new and relatively unexploited opportunity for equity investment. Currently, there are no other U.S. based, open end, no load mutual funds available as a vehicle for investment in Israel securities.

                       INVESTMENT OBJECTIVES AND POLICIES

The Fund is a non-diversified mutual fund. This means that it concentrates its investments in a particular industry or set of securities. The Fund is non-diversified because of its concentration in Israeli companies. The Funds' investment objective is growth of capital. The Fund seeks to achieve its investment objective by investing primarily in the common stock of companies listed on the Amidex 35 Index(TM) (the "Index"), in approximately the same percentages as each company represents in the Index.

Under normal circumstances, the Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the Index, in approximately the same weights as those companies represent in the Index. This is not a fundamental policy of the Fund, and this policy may be changed by a vote of the Board of Directors of the of the Fund. In the event that the Board votes to change the Fund's investment policy, you will be given at least thirty days written notice of the change. If you decide to redeem your shares as a result of such a change, you will not be charged any redemption fees, even if you have held your shares for less than 365 days. You will find a full listing of the Fund's fundamental and non-fundamental investment policies in the SAI in the Section entitled, "Investment Policies and Restrictions".

For liquidity purposes only, the Fund may invest up to 25% of its assets, in the aggregate, in other securities, such as United States Government bills and notes, money market instruments, and repurchase agreements. The Fund may also hold a portion of its assets in cash. The Fund may hold cash or purchase short-term money market instruments in the United States or in Israel. You should be aware that any investment in such other securities will cause the performance of the Fund to vary from that of the Index.

In order to minimize transaction expenses arising from purchasing overseas securities, the Fund will normally invest in the market only in amounts of $500,000 or more. In order to avoid large variations between the performance of the Fund and the performance of the Index, the Fund cannot hold a large percentage of its assets in cash for any length of time. Accordingly, when you send money to the Fund, your money may be invested temporarily in the Declaration Money Market Fund ("Money Market Fund"). The Money Market Fund invests only in short-term U.S. Government securities and is designed to maintain a stable net asset value of $1.00 per share. When the minimum investment amount has accumulated in the Money Market Fund, that money and any earned interest will be transferred to the Fund and invested in the Index companies. Your money will never be held in the Money Market Fund for longer than thirty days, even if that means the Fund will have to invest less than its target minimum amount. You will not be charged any fees for investing in either fund, or when a transfer takes place. You will be informed by the Fund's transfer agent as to which fund your investment is initially placed in, and when your money is transferred to the Fund. In the event that the Declaration Money Market Fund ceases to operate or, in the Adviser's opinion, ceases to be an appropriate investment vehicle, the Board of Directors of the Amidex 35 Index Mutual Fund will choose another money market fund for short-term investing. You will be informed of any such change, and you will be provided with a copy of the prospectus for the new money market fund, free of charge, at your request.

                             THE AMIDEX 35 INDEX(TM)

The Amidex 35 Index(TM) is a new, unmanaged, Index consisting of the 35 largest publicly traded Israeli or Israel-related companies, as measured by market capitalization. "Israeli" or "Israel-related" companies are those companies traded on the TASE, and companies that are both traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX"), or the NASDAQ
over-the-counter market and that are designated by the Israeli financial newspaper, Globes as "Israeli shares traded on the New York Bourse". Should Globes cease to publish such a list, the Board of Directors of the Fund will select an alternative publication that similarly defines such companies. "Unmanaged" means that the criteria for inclusion of companies in the Index are objective and not subject to arbitrary change, so that any company that is eligible for inclusion in the Index must be included, and any company that ceases to qualify for inclusion in the Index must be deleted.

You should be aware that the Index may contain more or less than 35 companies during the year. If a company ceases operation or becomes insolvent, it will be deleted from the Index and not replaced until the beginning of the new year. If a single company splits into multiple companies, all such companies will be included in the Index until the Index is rebalanced at the beginning of the new year.

The Index is a market capitalization Index. Market capitalization means the total current U.S. dollar value of a company's outstanding shares of common stock, and is calculated by multiplying the number of outstanding shares of common stock of a company by the price of that common stock, adjusted to U.S. currency. Some Index companies trade on both the TASE and an American Exchange. For these companies, the Fund normally will purchase stock from the American Exchange, but may purchase stock from the TASE when, in the Adviser's opinion, it will benefit the Fund to do so.

The market capitalization of each company included in the Index is added together to create the total market capitalization of the Index. A mathematical formula is used to convert the total market capitalization of the Index into a single number, called the "Index Value". During the course of the year, the Index Value will fluctuate, reflecting the price performance of the companies in the Index. The relative weighting of each company in the Index will also fluctuate as that company's stock price changes.

INDEX COMPOSITION CRITERIA. In order for a company to be included in the Index, that company must satisfy all the following criteria:

(1) It must be a publicly traded "Israeli" or "Israel-related" company, as defined above.
(2) It must be traded on the TASE, the NYSE, the AMEX, or the NASDAQ over-the-counter market.
(3) It must be among the 35 largest Israeli or Israel-related companies as measured by average market capitalization for its last four quarters, (or last three quarters, if a new company).
(4)  It must have a minimum market capitalization of $200 million, and
(5)  It must  maintain  an  average  minimum  daily  trading  volume of at least
     $200,000.

During the first week of each calendar year, the Index is adjusted to add or delete companies.

The Index was created by and is owned by the Adviser. The Adviser is responsible for selecting the companies that will be included in or deleted from the Index, based on the criteria described above. The Adviser reports any changes in the Index to a separate entity, which verifies the changes and calculates and publishes the Index.

When companies are added to or deleted from the Index, the Adviser will alter the Fund's investments to conform the portfolio to the Index. This will result in certain risks to the Fund, including the risks of losses and tax consequences to shareholders resulting from realized capital gains. You should also be aware that the Fund will incur certain expenses that are not incurred by the Index, including transaction charges. Accordingly, the performance of the Fund will vary from that of the Index as a result of such expenses.

The Adviser will attempt to maintain a correlation coefficient of at least 0.95 in performance between the Index and the Fund. This means that the Adviser will attempt to replicate at least 95% of the Index's performance. The Adviser will be responsible for tracking the Fund's performance, under the supervision of the Company's Board of Directors. If the Fund fails to achieve a .95 correlation coefficient, the Board will take action to rectify whatever problem is causing the discrepancy.

The Adviser has determined that, in order to replicate fully the performance of the Index, the Fund must have approximately $20 million in net assets. Until such asset levels are reached, the Adviser will invest Fund assets in a representative sample of Index securities and such other permissible securities as the Adviser deems likely to track Index performance most closely. You should be aware that there is no assurance that the Adviser will be successful in replicating the performance of the Index during this period. You will find a more detailed discussion of the Index in the SAI in the Section entitled "The Index."

The fund may invest in the following securities:

COMMON STOCK. The Fund may invest in the common stock of companies included in the Index that trade on the NYSE, the AMEX, or NASDAQ. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception, and general economic or financial market movements. Smaller companies are especially sensitive to these factors. However, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets. There is additional risk inherent in investing in foreign-based companies. Because the Fund will concentrate its investments in Israeli companies, the Fund will be exposed to the risks associated with Israeli companies to a greater degree than will funds whose investment policies do not require or allow such concentration.

FOREIGN SECURITIES. The Fund may invest in the common stock of companies included in the Index that are publicly traded on the TASE. As stated above, common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Israeli companies may characterize their securities differently than United States companies. In such a case, the Fund will invest only in the class of stock that is the functional equivalent of U.S. common stock. The Fund may also invest in short-term (less than 90 days to maturity), investment grade Israeli securities, for temporary liquidity purposes. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign companies than about U.S. companies. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Other risks include the possibility of expropriation, confiscation, currency blockage or devaluation, political or social instability, and warfare and terrorism. However, unlike other foreign nations, Israel's legal system and financial accounting systems for public companies are similar to, and often modeled after, American systems. Therefore, the risks associated with inadequate accountability present in many foreign countries are reduced in Israel. In the event that an Index company trades on the TASE and an American exchange or over-the-counter market, the Fund normally will invest in the United States market, but may invest in the Israeli market if, in the Adviser's opinion, such an action would benefit the Fund.

MONEY MARKET FUNDS. The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market funds) to maintain liquidity. As a shareholder of another registered investment company, the Fund would bear a pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund will not invest more than 5% of its net assets in such securities, and will not invest in such securities if such investments would represent more than 3% of such issuer's outstanding shares.

DEBT SECURITIES. The Fund may invest in U.S. Government debt securities including Treasury Bills and short term notes, to maintain liquidity. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk. The Fund will not invest more than 5% of its net assets in such securities, and will not invest in any such security with a maturity in excess of one year.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and/or other financial institutions to maintain liquidity. The Fund's custodian must always have possession of the securities serving as collateral for the Repos or have proper evidence of book entry receipt of such securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market value of which equals or exceeds 102% of the principal amount of the money invested by the Fund. If an institution with which the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy, and will not invest more than 5% of its net assets in such transactions.

CASH RESERVES. The Fund may, to meet liquidity needs, temporarily hold up to 25% of its net assets in cash. The Fund may hold cash in the United States or in Israel, or in both. The primary risk associated with such a policy is that the Fund's performance will vary, perhaps significantly, from the performance of the Index when the Fund holds such a high percentage of cash reserves.

FUTURES AND OPTIONS ON EQUITY SECURITIES AND THE INDEX. The Fund may enter into futures contracts relating to the equity securities of companies included in the Index, may write (i.e., sell) covered put and call options on such securities and on the Index, and may purchase put and call options on such equity securities and on the Index. Such options can include long-term options with durations of up to three years. The Fund may use futures and options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures or options contract is priced more attractively than the underlying security or index. The Fund may enter into these transactions so long as the value of the underlying securities on which such options or futures contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed ten percent (10%)of the Fund's total net assets.

Risk Factors Associated With Futures And Options. The primary risks associated with the use of options and futures are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities. The risk that the Fund will be unable to close out a position will be minimized by entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are generally defined as securities that cannot be liquidated within seven (7) days at the approximate price at which the Fund has valued the instrument. Also, the sale of some illiquid and other types of securities may be subject to legal restrictions. You should be aware that in the event that more than 15% of the Index is comprised of companies considered to be illiquid, the Fund will be unable to match precisely its investments to the percentages contained in the Index, and that inability may pose additional risks to the Fund, including the risk that the performance of the Fund will vary from that of the Index.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities of companies comprising the Index on a when-issued basis, and it may purchase or sell such securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

                                  RISK FACTORS

You may lose money by investing in the Fund. Your risk of loss is greater if you hold your investment for shorter time periods. The Fund may be appropriate for long-term aggressive investors who understand the potential risks and rewards of investing in the common stock of Israeli companies. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. Over the short-term, stock prices can fluctuate dramatically in response to these factors. However, over longer time periods, stocks, although more volatile, have historically shown greater growth potential than other investments. The Index is composed of only 35 companies, and this limited number of companies may pose additional risks to the Fund. Some of the companies included in the Index are considered to be smaller companies. Companies with small market capitalizations can be riskier investments than larger capitalized companies, due to their lack of experience, product diversification, cash reserves and/or lack of management depth. The Fund has no operating history, and this may pose additional risks. There is risk involved in the Fund's investment policy of tracking the Index, due to the potential company turnover that may occur in the Index, the possible addition of companies to the Index that may not have a long operating history, and the risks inherent in concentrated investing in the Israeli market.

When you sell your Fund shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk. The relatively limited liquidity of some of the equities in the Index may affect the Fund's ability to acquire or dispose of securities at a desirable price and time. At times, the Fund may be unable to acquire desired positions quickly, or may be unable to dispose of securities promptly. This could cause net asset value to decline, and could negatively affect the Fund's correlation to the Index.

Some share transactions will be denominated in New Israeli Shekels (NIS), and for liquidity purposes, some cash or short term investments may be held in New Israeli Shekels as well. The Fund is subject to the risk that the value of the New Israeli Shekel will change relative to the dollar, and this could adversely affect the Fund.

Israel's economy has been subject to destabilizing influences in the past, including military conflicts, civil unrest, strikes, political division and periods of hyper-inflation. The Israeli government has intervened via fiscal and monetary means, import duties, currency and wage restrictions, and other measures. The Fund is subject to the risks of changes in Israeli government policies and unforeseeable changes in securities, banking, currency and other regulations. The Israeli economy has a substantial amount of concentrated control, and the government is directly involved in and influences aspects of private companies. Although various privatization programs are under way, the government still owns or controls numerous corporations and other entities. Actions by the government, such as nationalization, expropriation, imposition of new taxes, restrictions on trade and regulations could have a significant impact on the prices of securities or the ability of the Fund to invest in or liquidate specific securities.

                                PURCHASING SHARES

To purchase shares of the Fund, first complete and sign a New Account Purchase Application and mail it, together with your check for the total purchase price, to AMIDEX FUNDS, INC.(TM), C/O DECLARATION DISTRIBUTORS, INC., 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. Checks are accepted subject to collection at full face value in United States currency. If your check does not clear, your purchase will be cancelled and you will be subject to any losses or fees incurred by the Fund with respect to the transaction. PLEASE BE AWARE THAT YOUR MONEY MAY NOT BE IMMEDIATELY INVESTED IN THE FUND. INSTEAD, YOUR MONEY MAY BE INVESTED IN THE DECLARATION MONEY MARKET FUND FOR UP TO 30 DAYS. BY SENDING IN YOUR SIGNED APPLICATION, YOU WILL BE GIVING THE FUND YOUR PERMISSION TO CHOOSE WHICH FUND YOUR PURCHASE IS INITIALLY PLACED IN.

Each time you make a purchase, if Fund shares are immediately purchased, you will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned. If instead your money is deposited in the Money Market Fund instead, you will receive a statement showing the amount deposited in the Money Market Fund, the net asset value at which your shares were purchased, and the new balance of Money Market Fund shares owned. If your money is initially invested in the Money Market Fund, you will also receive a confirmation statement when those shares are redeemed and placed in the Fund. The Fund does not issue stock certificates. All full and fractional shares will be carried on the books of the Fund.

Shares of the Fund are purchased at the net asset value next computed after receipt of your purchase order or the transfer of your assets from the Money Market Fund to the Fund. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. Note that the TASE is open on Sundays and closed on Fridays. The schedule of holidays in Israel is also different from that in the U.S., and there may be a delay in calculating NAV due to the inconsistent schedules of the Tel Aviv and New York markets. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the mean between the most recent bid and offer quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The price per share for a redemption request is the net asset value next determined after receipt of the appropriately documented request. The price per share for purchases is the net asset value next determined after the transfer of assets from the Money Market Fund to the Amidex 35 Index Mutual Fund, or after the investment in Fund shares, whichever is earlier. The Fund is a No-Load Fund. This means that you will not be charged any sales commissions or underwriting discounts. The minimum initial investment is $10,000, except for Individual Retirement Accounts (IRAs) and custodial accounts for minors, where the minimum is $2,500. Minimum subsequent purchases for regular accounts are $1,000 and $250 for IRA accounts and custodial accounts for minors.

All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders. Please see the Sections of the SAI entitled "Purchasing and Redeeming Shares" and "Tax Information" for more information concerning share purchases.

You may direct inquiries concerning the Fund to:

                               AMIDEX FUNDS, INC.
                            C/O THE DECLARATION GROUP
                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19428
                                 1-800-___-____


                                REDEEMING SHARES

You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request in proper form, your shares of the Fund will be redeemed at their next determined net asset value. Redemption requests must be in writing and delivered to the Fund at AMIDEX FUNDS, INC.(TM), C/O THE DECLARATion GROUP, 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. To be in "proper form," your redemption request must:

1. specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;
2.   be signed by all owners exactly as their names appear on the account;
3. if required, include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor.

Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees, or custodians to evidence the authority of the person or entity making the redemption request.

Signature Guarantees. A signature guarantee is designed to protect you and the Fund by verifying your signature. SIGNATURE GUARANTEES ARE REQUIRED WHEN: (1) establishing certain services after the account is opened; (2) requesting redemptions in excess of $10,000; (3) redeeming or exchanging shares, when proceeds are: (i) being mailed to an address other than the address of record,
(ii) made payable to other than the registered owner(s); or (4) transferring shares to another owner.

The redemption price per share is net asset value per share, determined as of the close of business on the day your redemption order is accepted by the Fund (See, "Purchasing and Redeeming Shares" in the SAI). If you hold your shares for 365 days or longer, there is no redemption charge. Otherwise, a fee of 2.00% of the value of your redeemed shares will be deducted from the proceeds of your redemption and paid to the Fund. When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund.

If the value of your account falls below $1,000 as a result of previous redemptions and not market price declines, the Fund may redeem the shares in your account. However, the Fund will notify you first if such an event occurs, and you will have 60 days to bring your account balance up to the minimum levels before the Fund will exercise its option to redeem. Also, in the event your shares are redeemed by the Fund under such circumstances, you will not be charged any redemption fees, regardless of the time you have held your shares.

Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. If shares are purchased by check and redeemed by letter within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, provided that the Fund does not hold such proceeds for more than 15 calendar days. You will also be subject to a redemption fee of 2.00% of total assets in such a circumstance. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission, or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

                               TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders all net investment income and any net capital gains realized from sales of the Fund's portfolio securities at such times and in such amounts as to avoid all taxes, both state and federal. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless you request in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time that shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your Social Security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution that will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund. The information in this Prospectus is not intended to be a full discussion of present or future tax ramifications of investment in the Fund, and investors should consult their own tax advisors for a detailed and complete review of tax ramifications.

                             MANAGEMENT OF THE FUND

The Company was incorporated in Maryland on November 12, 1998. The Board of Directors approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment Adviser and administrator. The day-to-day operations of the Fund are delegated to the Adviser. The Statement of Additional Information contains background information regarding each of the Company's Directors and Executive Officers. The Company's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently the shares of the Fund are the only class of shares being offered by the Company. Shareholders are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and
(iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

                               INVESTMENT ADVISER

TransNations Investments, Inc. (the "Adviser") has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Fund to provide investment management services to the Fund. In addition, the Adviser has entered into an Operating Services Agreement (the "Services Agreement") with the Fund to provide virtually all day-to-day operational services to the Fund. As is explained further below, the combined effect of the Advisory Agreement and the Services Agreement is to place a cap or ceiling on the Fund's ordinary operating expenses at 2.25% of daily net asset value of the Fund, excepting Rule 12b-1 fees, brokerage, interest, taxes, litigation, and other extraordinary expenses. Clifford A. Goldstein is President and Chief Executive Officer of the Adviser. Boaz Rahav is the Fund Manager, and is responsible for all investment decisions relating to the Fund. Mr. Goldstein also serves as the President and as a Director of the Company. The mission statement of the Adviser is "To develop and introduce Israeli-related investment vehicles to individuals and financial institutions worldwide."

MANAGEMENT AGREEMENTS:
----------------------

ADVISORY AGREEMENT. The Fund is an index fund. Rather than relying on any one manager or management team to "pick" stocks, the Fund is managed "passively" by normally investing only in the companies comprising the Index in approximately the same percentages as each company represents in the Index. The Fund Manager is Boaz Rahav, who last served as Chief Economist for the Government of Israel Ministry of Finance in New York. Mr. Rahav has over 8 years experience in Israeli financial markets, having worked for a large institutional brokerage house in Israel as a trader and as a mutual fund manager. Previously, Mr. Rahav worked for several years for the Federation of Israeli Chambers of Commerce. Mr. Rahav also served for three years in the Intelligence Section of the Israeli Air Force. Mr. Rahav has a business degree from the Tel Aviv College of Business, an MBA (with distinguished honors) from the New York Institute of Technology, an Investment Adviser and Analyst Diploma from Tel Aviv University, and a Trader Certificate from the Tel Aviv Stock Exchange.

The Adviser invests the assets of the Fund according to the Fund's investment objectives, policies, and restrictions. The Fund pays the Adviser a fee, accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's net assets. The Adviser has voluntarily agreed to waive its fees or assume certain expenses of the Fund, if necessary, in the event that the Fund's total annual expenses, excluding Rule 12b-1 fees, taxes, interest and extraordinary litigation expenses, during any of its fiscal years, exceed 2.25% of its average daily net asset value in such year. The Fund will not be liable in future years for any fee waivers or expense assumptions made by the Adviser in previous years. The Adviser furnishes at its own expense office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Adviser also pays all expenses of marketing shares of the Fund, and related bookkeeping.

SERVICES AGREEMENT. Under the terms of the Services Agreement, the Adviser, subject to the supervision of the Board of Directors, will provide, or arrange to provide, essentially all day-to-day operational services to the Fund. The Adviser pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders.

For such services, the Fund will pay to the Adviser on the last day of each month a fee equal to an annual rate of 1.70% of the average net asset value of the Fund. This fee is computed daily based upon the net asset value of the Fund. The Adviser and the Fund have entered into an Investment Company Services Agreement with Declaration Service Company ("DSC") to provide Transfer Agent and essentially all administrative services for the Fund, and have entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI") to act as principal underwriter for the Fund's shares. DSC and DDI are affiliated companies.

The Fund pays all expenses incident to its operations and business not specifically assumed by the Adviser, including expenses relating to custodial, legal, and auditing charges; printing and mailing of reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Fund under the Investment Company Act of 1940, and registration of its shares under the Securities Act of 1933; and qualifying and maintaining qualification of its shares under the securities laws of certain states.

The "Year 2000 Issue": Many existing computer programs use only two digits to identify a year in their date fields. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. The Fund is a new Fund, and the Adviser is a newly formed company. All of the computer programs purchased by the Adviser for its own use or for the use of the Fund are new programs and have been warranted as Year 2000 compliant. Further, the Company has entered into agreements with various third parties to provide services to the Fund, and as part of those agreements, has received warranties from each such party that its systems are presently year 2000 compliant, or adequate steps are being undertaken by the party to insure that compliance is met prior to the turn of the century. The Fund will not enter into any agreement with a party unless such warranties are given. Accordingly, at the present time, there do not appear to be any materially adverse consequences to the Fund relating to the Year 2000 issue.

                              PLAN OF DISTRIBUTION

The Fund has adopted a Plan of Distribution, or "12b-1 Plan" under which it may finance activities primarily intended to sell shares. Under the 12b-1 Plan, the Fund may pay a distribution fee at an annual rate of up to 0.25% of average daily net assets of the Fund to the Adviser for services primarily intended to sell shares and for providing certain shareholder services. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

Payments under the 12b-1 Plan are not tied exclusively to the distribution and/or shareholder servicing expenses actually incurred by the Adviser, and such payments may exceed the expenses actually incurred. The Company's Board of Directors evaluates the Plan on a regular basis.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

You will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends December 31, with a report containing audited financial statements.

The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return calculation for differing periods computed in the same manner but without annualizing the total return.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the Standard & Poors Composite Index of 500 Stocks ("S&P 500"), or some other widely recognized, unmanaged index of common stock prices.

According to the law of Maryland, under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act.

The Fund and the Adviser have entered into an Investment Services Agreement, dated ______, 1998 with Declaration Services Company ("DSC") wherein DSC will provide substantially all administrative, accounting and transfer agent services to the Fund. DSC will be paid for such services by the Adviser.

Declaration Distributors, Inc. ("DDI") has agreed to act as principal underwriter for the Fund's shares, pursuant to a Distribution Agreement dated ___________, 1998. The Agreement will expire on ___________, 2000, unless renewed annually thereafter by the Fund's board of directors voting as a whole and by a majority of the Fund's "uninterested" directors, as that term is defined in the Investment Company Act of 1940. Either party to the Distribution Agreement may terminate the agreement on 60 days written notice, and the agreement will terminate automatically in the event of its assignment. DDI will be paid for such services by the Adviser.

THE AMIDEX -35 INDEX FUND(TM)
(A No-Load Fund)

Investment Adviser:
-------------------
TransNations Investments, Inc.
26 Broadway
Suite 741
New York, New York, 10004

1432 Catlin Way
Dresher, PA  19025

Israeli Custodian:
------------------
Bank Leumi

U.S. Custodians:
----------------
Star Bank
Bank of New York


Distributor
-----------
Declaration Distributors, Inc.
555 North Lane, Suite 6160
Conshohocken, PA  19428

Accounting, Transfer and Dividend Disbursing Agent:
---------------------------------------------------
Declaration Services Company
555 North Lane, Suite 6160
Conshohocken, PA  19428

Independent Accountants:
------------------------
Robin Kramer & Greene
Fort Washington, PA

Legal Counsel:
--------------

The Law Offices of David D. Jones, P.C. has passed on certain matters relating to this registration statement and acts as counsel to the Company.

THIS PROSPECTUS CONCISELY SETS FORTH THE INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST. PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") REGARDING THE FUND, DATED FEBRUARY 8, 1999, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. YOU CAN GET A COPY OF THE SAI AT NO CHARGE BY WRITING OR CALLING THE FUND AT THE ADDRESS OR TELEPHONE NUMBER LISTED ABOVE. THE SEC MAINTAINS A WEB SITE (WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION REGARDING THE FUND.

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated February 8, 1998

                               AMIDEX FUNDS, INC.
                             26 Broadway, Suite 741
                            New York, New York 10004

                                 1432 Catlin Way
                                Dresher, PA 19015
                                  215-628-4237

                              Amot Mishpat Building
                               8 King Shaul Blvd.
                             Tel Aviv, Israel 64733
                                 972-3-691-3042

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Amidex 35 Index Mutual Fund, dated February 8, 1998. You may obtain a copy of the Prospectus, free of charge, by writing to Amidex Funds, Inc, c/o The Declaration Group, 555 North Lane, Suite 6160, Conshohocken, PA 19428, phone number 800-___-____..

                                TABLE OF CONTENTS

Investment Policies and Restrictions              Fund Service Providers
Investment Adviser                                Independent Accountants
Directors and Officers                            Independent Auditors Report *
Performance Information                           Financial Statements *
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions

* to be filed by amendment

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objective and the manner in which the Fund pursues its investment objective is generally discussed in the prospectus under the captions "Summary of the Fund", "Investment Objectives and Policies", "Primary Fund Investments" and "Risk Factors".

The Fund is a non-diversified Fund, Under the statutes and rules of the 1940 Act a diversified fund means that as to 75% of the Fund's assets (valued at the time of investment), a fund will not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Fund normally will invest at least 95% of its net assets in 35 Israeli or Israeli-related companies. Some of these companies may comprise a large portion of the Fund's investments. Accordingly, because of the concentration of the Fund in these securities, the fund will generally not comply with the definition of non-diversification. The Fund may also invest in a variety of other securities, such as common stock, preferred stock, foreign securities, debt securities, repurchase agreements and cash.. The complete list of securities in which the Fund may ordinarily invest is listed in the Fund's Prospectus.

PORTFOLIO TURNOVER. The Fund has no operating history and therefore has no reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will be not greater than 75%.

Under normal circumstances, the Fund will not invest more than 5% of its net assets, in the aggregate, in money market instruments, repurchase agreements, debt securities, or cash. However, for temporary and defensive purposes, the Fund may invest up to 25% of its net assets, in the aggregate, in one or more of these types of securities.

INVESTMENT RESTRICTIONS. The complete list of the Fund's investment restrictions is as follows:

The Fund will not:

1. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

2. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

3. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

4. Make margin purchases or short sales of securities;

5. Invest in companies for the purpose of management or the exercise of control;

6. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

7. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

8. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration, if such companies are members of the Amidex 35 Index;

9. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate, if such companies are members of the Amidex 35 Index.

10. Purchase warrants on securities.

11. Issue senior securities.

12. Invest in commodities, or invest in futures or options on commodities.

Restrictions 1 through 12 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 25% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);
b. Invest more than 15% of its net assets in securities that are not readily marketable;
c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization.
d. purchase more than 3% of the voting securities of any one investment company;
e. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;
f. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;
g. Invest less than 95% of its net assets (valued at the time of investment) in securities of issuers which are not members of the Amidex 35 Index, except that for temporary liquidity purposes, the Fund may invest up to 25% of its net assets, in the aggregate, in cash, money market instruments, debt securities, and/or repurchase agreements.

                               INVESTMENT ADVISER

TransNations Advisers, Inc. (the "Adviser") was organized under the laws of the State of Pennsylvania as an investment advisory corporation in October, 1998. The Adviser registered as an Investment Advisor with the Securities and Exchange Commission in _____, 1998. The Adviser manages the investment portfolio and the general business affairs of the Fund pursuant to an investment services agreement with the Fund dated ______________ 1998 (the "Agreement").

The Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the Adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

Name, Age, Address, Position                Principal Occupation For the
with Fund                                         Last Five Years
--------------------------------------------------------------------------------
Clifford A. Goldstein
(2)
(3)
(4)
(5)
(6)
(7)

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

Amidex Funds, Inc. (the "Company") was organized as a Maryland Corporation on November 12, 1998 (See the Sections titled "Management of the Fund" and "General Information" in the Fund's Prospectus). The table below sets forth the compensation anticipated to be paid by the Company to each of the directors of the Company during the fiscal year ending ___________________.

Name of Director    Compensation     Pension      Annual      Total Compensation
                    from Company     Benefits     Benefits    Paid to Director
--------------------------------------------------------------------------------
(1)
(2)
(3)
(4)
(5)
(6)
(7)

The Adviser intends to purchase substantially all of the shares the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)[n] = ERV

Where:         P = a hypothetical initial investment of $1000]
               T = average annual total return
               n = number of years
               ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period]

The Fund imposes no sales charges. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund. For shares redeemed prior to being held for at least six months, the redemption value is the NAV less a redemption fee equal to 1.00% of the NAV.

                                 TAX INFORMATION

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed.

However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and subsequently such shares are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution may be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains. Taxation issues are complex and highly individual. You should consult with your tax advisor concerning the effects of transactions in the Fund.


                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be substantial. However, the Fund expects that its annual portfolio turnover rate will not exceed 75% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluations of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers that are paid commissions directly.

                             FUND SERVICE PROVIDERS

CUSTODIAN Star Bank, N.A. in Cincinnati. Ohio acts as U.S. custodian for the Fund. As such, Star Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. Star Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

Bank Leumi, unde a sub-custodian agreement with the Fund and Star Bank, acts as International custodian for the Fund's foreign securities. As such, the Bank holds all foreign securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. Bank Leumi does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

TRANSFER AGENT Declaration Services Company ("DSC") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Advisor and Fund. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

ADMINISTRATION. DSC also provides services as Administrator to the Fund pursuant to a written agreement with the Advisor and Fund. The Administrator supervises all aspects of the operations of the Fund except those performed by the Adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing  reports and filings with the Securities  and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

DISTRIBUTOR  Declaration  Distributors,   Inc.,  555  North  Lane,  Suite  6160,
Conshohocken, PA 19428, a wholly-owned subsidiary of The Declaration Group, serves as distributor and principal underwriter of the Fund's shares pursuant to a written agreement with the Adviser and Fund.

INDEPENDENT ACCOUNTANTS ________________________ will serve as the Company's independent auditors for its first fiscal year.

                                     PART C
                                OTHER INFORMATION

Item 23  Exhibits

A.       Articles of Incorporation of Registrant*

B.       Bylaws of Registrant*

C.       None [Not Applicable]

D.       Investment Advisory Agreement with TransNations Investments, Inc..*

E.       Distribution Agreement with Declaration Distributors, Inc.*

F.       None [Not Applicable]

G. (1)   Custodian Agreement with Star Bank, N.A.*
   (2)   Sub-Custodian Agreement with Bank Leumi.*

H. (1)   Operating Services Agreement with TransNations Investments, Inc.*
   (2)   Investment Services Agreement with Declaration Service Company*

I.       Opinion of Counsel*

J.       Consent of Independent Auditors*
         Power of Attorney*

K.       None [Not Applicable]

L.       Subscription Agreement*

M.       Plan of Distribution Pursuant to Rule 12b-1*

N.       Financial Data Schedule*

O.       Not Applicable

* To be filed by amendment

Item 24.  Persons Controlled by or under Common Control with Registrant.

          No person is directly or indirectly controlled by, or under common control with the Registrant.

Item 25.  Indemnification.

          Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the Registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. With respect to the indemnification provisions of any agreement entered into by the Company, to the extent that such indemnification provisions may be inconsistent with, or unenforceable, under any federal or state securities law, the Company shall not be liable therefore.

Item 26.  Business and Other Connections of Investment Adviser.

          The Adviser has no other business or other connections.

Item 27.  Principal Underwriters.

          Declaration   Distributors,   Inc.,   555  North  Lane,   Suite  6160,
          Conshohocken, PA will be the Fund's principal underwriter.

Item 28.  Location of Accounts and Records.

          Declaration Service Company.
          555 North Lane, Suite 6160
          Conshohocken, PA  19468

          TransNations Investment, Inc.
          26 Broadway, Suite 741
          New York, New York  10004

          1432 Catlin Way
          Dresher, PA  19015
          215-628-4237

          Amot Mishpat Building
          8 King Shaul Blvd.
          Tel Aviv, Israel 64733
          972-3-691-3042

Item 29.  Management Services.

          Declaration Service Company.
          555 North Lane, Suite 6160
          Conshohocken, PA

Item 30.  Undertakings.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia and State of Pennsylvania on the 30th day of November, 1998.

                               Amidex Funds, Inc.
                                  (Registrant)

                    By: /s/ Clifford A. Goldstein, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                                Title                              Date

                                  EXHIBIT INDEX